Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		646
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	$ 16,871	$ (18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	388		388
Restricted stock vesting (in shares)		106
Warrant issuance	532		532
Warrant exercise (in shares)		1,028
Warrant exercise	12		12
Issuance of common stock in pre-closing financing (in shares)		785
Issuance of common stock in pre-closing financing	11,721		11,721
Issuance of common stock for settlement of bridge note (in shares)		35
Issuance of common stock for settlement of bridge note	3,333		3,333
Issuance of common stock for reverse recapitalization expenses (in shares)		19
Issuance of common stock for reverse recapitalization expenses	1,875		1,875
Issuance of common stock to Vallon stockholders in reverse recapitalization (in shares)		290
Issuance of common stock to Vallon stockholders in reverse recapitalization	(2,940)		(2,940)
Net loss	$ (13,037)			(13,037)
Ending balance (in shares) at Dec. 31, 2023	2,909	2,909
Ending balance at Dec. 31, 2023	$ 259	$ 0	31,792	(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	148		148
Fractional share adjustment (in shares)		(12)
Issuance of common stock (in shares)		330,642
Issuance of common stock	11,166	$ 0	11,166
Warrant exercise (in shares)		191,946
Warrant exercise	666		666
Net loss	$ (8,207)			(8,207)
Ending balance (in shares) at Dec. 31, 2024	525,485	525,485
Ending balance at Dec. 31, 2024	$ 4,032	$ 0	$ 43,772	$ (39,740)